ASSETS AND LIABILITIES HELD FOR SALE (Details Narrative) - USD ($)	13 Months Ended
	Dec. 31, 2021	Apr. 14, 2022
ASSETS AND LIABILITIES HELD FOR SALE
Percentage Of Shares Sold	40.00%
Income From Sale Of Assets	$ 125,000
Holding Of Common Shares		1,252,710
Par Value Of Common Stock		$ 0.05